CASH, CASH EQUIVALENTS AND RESTRICTED CASH	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
CASH, CASH EQUIVALENTS AND RESTRICTED CASH

NOTE 5. CASH, CASH EQUIVALENTS AND RESTRICTED CASH

The following table provides a reconciliation of cash, cash equivalents, and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows as of December 31, 2019 and 2020.

	December 31
(in US$ thousands)	2019	2020
Cash and savings accounts	$57,736	$45,696
Time deposits	7	6
Cash and cash equivalents reported on the consolidated balance sheets	57,743	45,702
Cash restricted as performance bond	531	300
Total cash, cash equivalents and restricted cash reported on the consolidated statements of cash flows	$58,274	$46,002

As of December 31, 2019 and 2020, cash amounting to $531 thousand and $300 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2019	2020
Taiwan	$52,261	$42,040
Hong Kong	5,997	3,946
China	16	16
	$58,274	$46,002